Merger and Acquisition Activity - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Feb. 15, 2013	Dec. 31, 2012	Apr. 03, 2013 Central Financial Corporation Equity Issued in Business Combination
Business Acquisition [Line Items]
Total purchase price of all shares of common stock	$ 6,200	$ 21,378	$ 14,400
Percentage of voting equity interests acquired	50.00%
Total purchase price common stock, per shares			$ 115.00
Conversion rate of one outstanding share of CFC Common stock to rights			8.699